ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Valuation allowance percent	100.00%
Advertising expense	$ 0	$ 0